Annual Operating Expenses {- Fidelity® Series Government Money Market Fund} - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-09 - Fidelity® Series Government Money Market Fund - Fidelity Series Government Money Market Fund -Default
Oct. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none